Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Feb. 22, 2019
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	25,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	188,354,282	167,382,807
Common stock, shares outstanding	188,354,282	167,382,807
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	2,000,000
Preferred stock, shares issued	0	925,000
Preferred stock, shares outstanding	0	925,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	5,625,884	0
Preferred stock, shares outstanding	5,625,884	0